FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Jun. 30, 2025
EBP 042
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at June 30, 2025 and 2024.

2025	2024

Investments Measured at Fair Value:
Common Stock - Level 1	$1,233,160,349	$1,348,690,763
Separately Managed Accounts:
Common Stock - Level 1	364,753,511	357,241,979
Money Market Fund - Level 1	200,112,657	200,552,430
Total Investments Measured at Fair Value	1,798,026,517	1,906,485,172

Investments measured at NAV:
Common Collective Trust Funds	3,545,056,283	3,122,963,871

Total Investments	$5,343,082,800	$5,029,449,043